Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
REVENUES
-- Third parties	$ 3,122,324		$ 5,268,730		$ 526,680
-- Related parties			1,025,937		807,250
Total revenue	3,122,324		6,294,667		1,333,930
COST OF REVENUES	(957,112)		(1,356,798)		(461,038)
GROSS PROFIT	2,165,212		4,937,869		872,892
OPERATING EXPENSES
Selling expenses	(948,565)		(979,097)		(279,043)
General and administrative expenses	(2,136,437)		(915,550)		(213,991)
Total operating expenses	(3,085,002)		(1,894,647)		(493,034)
(LOSS) INCOME FROM OPERATIONS	(919,790)		3,043,222		379,858
OTHER INCOME (EXPENSE), NET
Other income	31,248		44,040		2,253
Other expense	(4,054)		(1,415)		(2,628)
Total other income (expenses), net	27,194		42,625		(375)
NET (LOSS) INCOME BEFORE INCOME TAXES	(892,596)		3,085,847		379,483
Income tax (benefit) expense	121,113		(777,221)		(39,515)
NET (LOSS) INCOME	(771,483)		2,308,626		339,968
Other comprehensive (loss) income
Foreign currency translation (loss) income	(203,486)		39,076		25,897
TOTAL COMPREHENSIVE (LOSS) INCOME	$ (974,969)		$ 2,347,702		$ 365,865
Basic and diluted (loss) earnings per share* (in Dollars per share)	$ (0.06)	[1]	$ 0.19	[1]	$ 0.03
Weighted average number of common shares outstanding - basic and diluted* (in Shares)	12,000,000	[1]	12,000,000	[1]	12,000,000

[1]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023 (Note 14).